Commitments (Details) oz in Thousands	12 Months Ended
Dec. 31, 2020 oz $ / oz
Blyvoor Gold Stream
Disclosure of contingent liabilities [line items]
Attributable Payable Production to be Purchased	10.00%
Per Ounce Cash Payment	572
Term of agreement, amount delivered | oz	10,320
Woodlawn Silver Stream
Disclosure of contingent liabilities [line items]
Attributable Payable Production to be Purchased	80.00%
Percent of spot price for per ounce cash payment	20.00%
Term of agreement, period	10 years
Mercedes and South Arturo Silver Stream
Disclosure of contingent liabilities [line items]
Attributable Payable Production to be Purchased	100.00%
Percent of spot price for per ounce cash payment	20.00%
Term of agreement, period	40 years
Bonikro Gold Stream
Disclosure of contingent liabilities [line items]
Attributable Payable Production to be Purchased	6.00%
Per Ounce Cash Payment	400